Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 110,917		$ 113,488
Derivative liabilities	106,071		109,927
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	110,917		113,488
Derivative liabilities	106,071		$ 109,927
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	3	$ 4
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	508	529
Derivative liabilities	$ 1,173	$ 1,253